Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The changes in the carrying value of goodwill are detailed below by segment:

	Oilfield Services	Oilfield Equipment	Turbo-machinery & Process Solutions	Digital Solutions	Total
Balance at December 31, 2015, gross	$2,885	$3,840	$1,853	$2,043	$10,621
Accumulated impairment at December 31, 2015	(2,633)	(867)	—	(254)	(3,754)
Balance at December 31, 2015	252	2,973	1,853	1,789	6,867
Acquisitions and purchase accounting adjustments		19	(1)		18
Currency exchange and others	(106)	(7)	(38)	(54)	(205)
Balance at December 31, 2016	146	2,985	1,814	1,735	6,680
Acquisition (1)	13,052	—	—	—	13,052
Currency exchange and others	7	49	92	47	195
Balance at December 31, 2017	$13,205	$3,034	$1,906	$1,782	$19,927

(1)	Includes goodwill associated with the acquisition of Baker Hughes. This amount and its allocations to segments are preliminary.

Schedule of finite-lived intangible assets
Intangible assets are comprised of the following at December 31:

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$1,177	$(440)	$737	$596	$(371)	$225
Customer relationships	3,202	(819)	2,383	1,920	(660)	1,260
Capitalized software	1,130	(697)	433	896	(535)	361
Trade names and trademarks	757	(159)	598	681	(130)	551
Other	10	—	10	1	(1)	—
Finite-lived intangible assets	6,276	(2,115)	4,161	4,094	(1,697)	2,397
Indefinite-lived intangible assets (1)	2,197	—	2,197	52	—	52
Total intangible assets	$8,473	$(2,115)	$6,358	$4,146	$(1,697)	$2,449

(1)	Indefinite-lived intangible assets principally comprise trade names and trademarks acquired in business combinations.

Schedule of indefinite-lived intangible assets
Intangible assets are comprised of the following at December 31:

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$1,177	$(440)	$737	$596	$(371)	$225
Customer relationships	3,202	(819)	2,383	1,920	(660)	1,260
Capitalized software	1,130	(697)	433	896	(535)	361
Trade names and trademarks	757	(159)	598	681	(130)	551
Other	10	—	10	1	(1)	—
Finite-lived intangible assets	6,276	(2,115)	4,161	4,094	(1,697)	2,397
Indefinite-lived intangible assets (1)	2,197	—	2,197	52	—	52
Total intangible assets	$8,473	$(2,115)	$6,358	$4,146	$(1,697)	$2,449

(1)	Indefinite-lived intangible assets principally comprise trade names and trademarks acquired in business combinations.

Schedule of finite-lived intangible assets, future amortization expense	Estimated amortization expense for each of the subsequent five fiscal years is expected to be as follows:

Year	Estimated Amortization Expense
2018	$432
2019	398
2020	372
2021	326
2022	293